Discontinued Operations and Other Dispositions (Details)							3 Months Ended							9 Months Ended	12 Months Ended
	Nov. 28, 2016 USD ($)	Aug. 05, 2016 USD ($)	May 09, 2016 USD ($)	Apr. 12, 2016 USD ($)	Aug. 06, 2015 USD ($)	May 27, 2015 USD ($)	Dec. 31, 2016 USD ($)	Sep. 30, 2016 USD ($)	Jun. 30, 2016 USD ($)	Mar. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Sep. 30, 2015 USD ($)	Jun. 30, 2015 USD ($)	Sep. 30, 2016 USD ($)	Dec. 31, 2016 USD ($)		Dec. 31, 2015 USD ($)		Dec. 31, 2014 USD ($)	Oct. 31, 2016 country	May 12, 2016 USD ($)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of Countries to Focus Business Operations | country																				15
Number of Countries with Strategic Alternatives | country																				11
Discontinued Operation, Gain (Loss) from Disposal of Discontinued Operation, before Income Tax															$ 312,000		$ 202,158,000		$ 0
Noncash or Part Noncash Acquisition, Investments Acquired																	0		0
Third party and other															1,206,441,000		1,250,149,000		1,353,948,000
Direct															1,807,174,000		1,704,667,000		1,504,698,000
Cost of Services															(150,031,000)		(158,095,000)		(173,204,000)
Cost of Goods Sold															(1,582,931,000)		(1,508,911,000)		(1,339,881,000)
Marketing Expense															(352,175,000)		(241,342,000)		(227,855,000)
Selling, General and Administrative Expense															(994,027,000)		(1,100,528,000)		(1,080,199,000)
Restructuring Charges							$ (12,100,000)	$ (1,200,000)	$ (15,700,000)	$ (11,500,000)	$ (5,400,000)	$ (23,100,000)			(40,438,000)		(28,464,000)		0
Other Nonoperating Income (Expense)															71,289,000		25,586,000		31,655,000
Discontinued Operation, Income (Loss) from Discontinued Operation, before Income Tax															(14,655,000)		(43,339,000)		(52,778,000)
Discontinued Operation, Tax Effect of Discontinued Operation															(2,771,000)		(51,893,000)		(416,000)
Income (loss) from discontinued operations, net of tax															(17,114,000)		106,926,000		(53,194,000)
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Reclassification Adjustment from AOCI, Realized upon Sale or Liquidation, Net of Tax															100,000
Gain (Loss) on Disposition of Business															11,399,000		13,710,000		0
Accounts receivable, net							71,272,000				51,642,000				71,272,000		51,642,000
Prepaid Expense and Other Assets, Current							94,441,000				127,565,000				94,441,000		127,565,000
Property, equipment and software, net							169,452,000				195,857,000				169,452,000		195,857,000
Goodwill							274,551,000				278,155,000				274,551,000		278,155,000		226,596,000
Other Assets, Noncurrent							23,484,000				15,664,000				23,484,000		15,664,000
Accrued merchant and supplier payables							770,992,000				737,503,000				770,992,000		737,503,000
Accrued Liabilities, Current							366,456,000				383,801,000				366,456,000		383,801,000
Deferred income taxes, non-current							1,714,000				5,837,000				1,714,000		5,837,000
Other Liabilities, Noncurrent							38,298,000				35,740,000				38,298,000		35,740,000
Ticket Monster [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Discontinued Operation, Gain (Loss) from Disposal of Discontinued Operation, before Income Tax															0		202,158,000		0
Discontinued Operation, Gain (Loss) on Disposal of Discontinued Operation, Net of Tax													$ 154,100,000				154,100,000
Net Book Value						$ 184,300,000
Other Nonoperating Income (Expense)																	(96,000)		(97,000)
Discontinued Operation, Income (Loss) from Discontinued Operation, before Income Tax															0		(31,280,000)	[1]	(45,446,000)
Discontinued Operation, Tax Effect of Discontinued Operation															0		48,028,000	[1]	0
Income (loss) from discontinued operations, net of tax															0
Consideration received upon divestiture of a consolidated subsidiary						398,800,000
Proceeds from Divestiture of Interest in Consolidated Subsidiaries																	285,000,000
Professional Fees						$ 8,300,000
Countries Exited to Achieve Global Footprint Optimization [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Discontinued Operation, Gain (Loss) from Disposal of Discontinued Operation, before Income Tax															312,000		0		0
Other Nonoperating Income (Expense)																	2,953,000		1,795,000
Discontinued Operation, Income (Loss) from Discontinued Operation, before Income Tax															(14,655,000)	[1]	(12,059,000)		(7,332,000)
Discontinued Operation, Tax Effect of Discontinued Operation															2,771,000	[1]	3,865,000		416,000
Income (loss) from discontinued operations, net of tax															(17,114,000)
Groupon Russia [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net Book Value				$ (1,600,000)
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Reclassification Adjustment from AOCI, Realized upon Sale or Liquidation, Net of Tax				7,700,000
Gain (Loss) on Disposition of Business															8,900,000
Professional Fees				$ 400,000
Breadcrumb [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Noncash or Part Noncash Acquisition, Investments Acquired															8,300,000
Net Book Value																					$ 7,800,000
Gain (Loss) on Disposition of Business															400,000
Professional Fees			$ 100,000
Noncash or Part Noncash Divestiture, Amount of Consideration Received															8,200,000
Groupon Indonesia [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Noncash or Part Noncash Acquisition, Investments Acquired														$ 2,700,000	2,700,000
Net Book Value		$ 100,000
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Reclassification Adjustment from AOCI, Realized upon Sale or Liquidation, Net of Tax		200,000
Gain (Loss) on Disposition of Business															2,100,000
Professional Fees		300,000
Noncash or Part Noncash Divestiture, Amount of Consideration Received		2,400,000
Groupon India [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net Book Value					$ 1,400,000
Gain (Loss) on Disposition of Business																	13,700,000
Professional Fees					1,300,000
Guaranteed Benefit Liability, Net					900,000
Noncash or Part Noncash Divestiture, Amount of Consideration Received		$ 14,200,000
Groupon Malaysia [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Noncash or Part Noncash Acquisition, Investments Acquired															2,500,000
Net Book Value	$ 800,000
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Reclassification Adjustment from AOCI, Realized upon Sale or Liquidation, Net of Tax	1,200,000
Gain (Loss) on Disposition of Business															300,000
Professional Fees	200,000
Noncash or Part Noncash Divestiture, Amount of Consideration Received	$ 2,300,000
Discontinued Operations, Disposed of by Sale [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash							28,866,000				29,055,000				28,866,000		29,055,000
Third party and other															97,105,000		150,529,000		273,591,000
Direct															32,634,000		81,381,000		59,451,000
Cost of Services															21,697,000		44,795,000		68,681,000
Cost of Goods Sold															(31,792,000)		(74,639,000)		(60,736,000)
Marketing Expense															(10,776,000)		(21,488,000)		(41,188,000)
Selling, General and Administrative Expense															(72,141,000)		(130,366,000)		(213,517,000)
Restructuring Charges															(3,170,000)		(1,104,000)		0
Other Nonoperating Income (Expense)															4,818,000		2,857,000		1,698,000
Income (loss) from discontinued operations, net of tax																	106,926,000		(53,194,000)
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Reclassification Adjustment from AOCI, Realized upon Sale or Liquidation, Net of Tax															(6,932,000)		(12,313,000)		0
Accounts receivable, net							15,386,000				16,533,000				15,386,000		16,533,000
Prepaid Expense and Other Assets, Current							18,994,000				26,140,000				18,994,000		26,140,000
Property, equipment and software, net							1,554,000				3,040,000				1,554,000		3,040,000
Goodwill							9,411,000				9,177,000				9,411,000		9,177,000
Other Assets, Noncurrent							1,041,000				1,119,000				1,041,000		1,119,000
Disposal Group, Including Discontinued Operation, Assets							75,252,000				85,064,000				75,252,000		85,064,000
Accounts Payable							722,000				2,781,000				722,000		2,781,000
Accrued merchant and supplier payables							29,705,000				38,708,000				29,705,000		38,708,000
Accrued Liabilities, Current							16,625,000				18,923,000				16,625,000		18,923,000
Deferred income taxes, non-current							2,501,000				2,775,000				2,501,000		2,775,000
Other Liabilities, Noncurrent							426,000				494,000				426,000		494,000
Disposal Group, Including Discontinued Operation, Liabilities							49,979,000				63,681,000				49,979,000		63,681,000
Discontinued Operations, Disposed of by Sale [Member] | Ticket Monster [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Third party and other															0		28,145,000		126,528,000
Direct															0		39,065,000		23,037,000
Cost of Services															0		(13,958,000)		(38,827,000)
Cost of Goods Sold															0		(38,031,000)		(26,861,000)
Marketing Expense															0		(8,495,000)		(27,089,000)
Selling, General and Administrative Expense															0		(38,102,000)		(102,331,000)
Restructuring Charges															0		0		0
Other Nonoperating Income (Expense)															0
Income (loss) from discontinued operations, net of tax																	122,850,000		(45,446,000)
Discontinued Operations, Disposed of by Sale [Member] | Countries Exited to Achieve Global Footprint Optimization [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Third party and other															97,105,000		122,384,000		147,063,000
Direct															32,634,000		42,316,000		36,414,000
Cost of Services															(21,697,000)		(30,837,000)		(29,854,000)
Cost of Goods Sold															(31,792,000)		(36,608,000)		(33,875,000)
Marketing Expense															(10,776,000)		(12,993,000)		(14,099,000)
Selling, General and Administrative Expense															(72,141,000)		(92,264,000)		(111,186,000)
Restructuring Charges															(3,170,000)		(1,104,000)		0
Other Nonoperating Income (Expense)															(4,818,000)
Income (loss) from discontinued operations, net of tax																	(15,924,000)		(7,748,000)
Groupon India [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Reclassification Adjustment from AOCI, Realized upon Sale or Liquidation, Net of Tax					900,000
Monster LP [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Noncash or Part Noncash Acquisition, Investments Acquired															0		122,075,000		0
Other Assets, Noncurrent							$ 466,004,000				$ 483,896,000				$ 466,004,000		483,896,000
Groupon India [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Noncash or Part Noncash Acquisition, Investments Acquired					$ 16,400,000
Current and Deferred Income Tax Effects [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Discontinued Operation, Tax Effect of Discontinued Operation																	74,800,000
Tax Benefit from Deferred Tax Asset Recognition [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Discontinued Operation, Tax Effect of Discontinued Operation																	$ (26,800,000)		$ 0

[1]	(1)The income (loss) from discontinued operations before gains on dispositions and provision for income taxes for the years ended December 31, 2016 and 2015 includes the results of each business through its respective disposition date.